Annual Total Returns- Vanguard Total Stock Market Index Fund (Institutional) [BarChart] - Institutional - Vanguard Total Stock Market Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.09%	16.42%	33.49%	12.56%	0.42%	12.67%	21.17%	(5.16%)	30.81%	21.00%